Note 6 - Disclosures to the interim condensed consolidated statements of income or loss (Details Textual)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Total revenue		€ 23,000	€ 0	€ 42,000	€ 0	€ 16,000	€ 0	€ 0
Cost of sales		123,000	0	142,000	0	58,000	0	0
Trade receivables		39,000	€ 20,000	39,000	20,000	20,000
Total contract assets						0
Transaction price allocated to remaining performance obligations		275,000		275,000		42,000
Interest expense				923,000	2,645,000	4,781,000	2,040,000	702,000
Interest expense on advance payments from customers				781,000	806,000	1,497,000	1,360,000	415,000
Total contract liabilities		115,000		115,000
Professional services received in connection with the IPO was not recognized in general and administrative expenses but deducted from capital reserves						2,690,000
Professional services in connection with the IPO received in the previous year were accrued as a current non-financial asset in the previous year and deducted from capital reserve in the reporting year						135,000
Increase (decrease) in personnel expenses						21,613,000	1,898,000	32,160,000
Income from government grants						71,000	68,000	15,000
Other income						125,000
Maximum advance payments from customers						4,000
Other expense						452,000	349,000
Interest income							2,000
Interest expense on other financial liabilities						3,227,000	614,000	287,000
Current deferred tax assets						314,000	806,000
Current deferred tax liabilities						47,000	73,000
Tax effect of transaction cost						937,000	723,000
Deferred tax assets						2,400,000	1,452,000	956,000
Deferred tax assets on transaction costs recognized in equity						18,000
Interest expense on long-term loans				102,000	155,000
Interest expense on lease liabilities				€ 39,000	23,000	56,000	39,000	€ 23,000
Interest expense on mandatory convertible bonds					€ 1,661,000
Percentage of annual gross salary of employees that will be granted as stock options	10.00%
Minimum stock option per year and employee that will be granted	€ 5,000
Number of employees who signed the plan | employee				0
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets						54,000
Integration of solar technology
Statement Line Items [Line Items]
Total revenue		21,000		€ 39,000		11,000
Cost of sales		121,000		140,000		52,000
Sono app [member]
Statement Line Items [Line Items]
Total revenue		2,000		3,000		5,000
Cost of sales		€ 1,000		€ 2,000		6,000
Agency fees from the Renault ZOE conversion [member]
Statement Line Items [Line Items]
Other income						€ 47,000	€ 240,000